Issued capital and reserves - Movement in other reserves within equity (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of reserves within equity [line items]
Equity balance as of beginning of the year	€ (152,679)	€ 22,844	€ 83,167	€ (100,590)	€ 71,497	€ 86,967
Issuance of share capital Global Blue Group Holding A.G.			(178)	46
Acquisition of treasury shares	(46)			(46)
Effects of the capital reorganization		(73,656)			(73,656)
Conversion of shares into equity settled plan		42,632		0	42,632
Issuance costs		115,113			115,113
Shares bought back by Global Blue Group A.G.		(152,787)			(152,787)
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)	422	273,438	(4,862)	1,200	273,438	(4,862)
Employee share schemes	422			1,200
Equity balance as of end of the year	(146,236)	(57,176)	92,187	(146,236)	(57,176)	92,187
Equity settled share based payment
Disclosure of reserves within equity [line items]
Equity balance as of beginning of the year	44,649	0	0	43,871	0	0
Currency translation differences	0		0	0		0
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.			0			0
Conversion of shares into equity settled plan		42,632			42,632
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)	422	42,632		1,200	42,632
Employee share schemes	422			1,200
Equity balance as of end of the year	45,071	42,632	0	45,071	42,632	0
Warrants
Disclosure of reserves within equity [line items]
Equity balance as of beginning of the year					0
Equity balance as of end of the year		0			0
Other reserve
Disclosure of reserves within equity [line items]
Equity balance as of beginning of the year	(1,006,208)	9,914	9,890	(1,006,208)	9,914	9,890
Currency translation differences	0		0	0		0
Issuance of share capital Global Blue Group Holding A.G.		(1,495,526)	24		(1,495,526)
Acquisition of treasury shares		10,058			10,058
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.		42,856	24		42,856	24
Exchange of Global Blue management loan notes into shares		464,164			464,164
Effects of the capital reorganization		(978,448)			(978,448)
Issuance costs		115,113			115,113
Shares bought back by Global Blue Group A.G.		(152,787)			(152,787)
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)		(37,674)			(37,674)
Employee share schemes	0			0
Equity balance as of end of the year	(1,006,208)	(1,006,208)	9,914	(1,006,208)	(1,006,208)	9,914
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Equity balance as of beginning of the year	(16,038)	(17,469)	(13,753)	(14,707)	(19,469)	(10,572)
Currency translation differences	(117)	(1,057)	1,015	(1,448)	943	(2,166)
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.			0			0
Employee share schemes	0			0
Equity balance as of end of the year	(16,155)	(18,526)	(12,738)	(16,155)	(18,526)	(12,738)
Remeasurements of post employment benefit obligations
Disclosure of reserves within equity [line items]
Equity balance as of beginning of the year	(2,161)	(2,326)	(519)	(2,161)	(2,326)	(519)
Currency translation differences	0		0	0		0
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.			0			0
Employee share schemes	0			0
Equity balance as of end of the year	(2,161)	(2,326)	(519)	(2,161)	(2,326)	(519)
Net other reserves
Disclosure of reserves within equity [line items]
Equity balance as of beginning of the year	(979,758)	(9,881)	(4,382)	(979,205)	(11,881)	(1,201)
Currency translation differences	(117)	(1,057)	1,015	(1,448)	943	(2,166)
Issuance of share capital Global Blue Group Holding A.G.		(1,495,526)			(1,495,526)
Acquisition of treasury shares		10,058			10,058
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.		42,856	24		42,856	24
Exchange of Global Blue management loan notes into shares		464,164			464,164
Effects of the capital reorganization		(978,448)			(978,448)
Conversion of shares into equity settled plan		42,632			42,632
Issuance costs		115,113			115,113
Shares bought back by Global Blue Group A.G.		(152,787)			(152,787)
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)		4,958			4,958
Employee share schemes	422			1,200
Equity balance as of end of the year	€ (979,453)	€ (984,428)	€ (3,343)	€ (979,453)	€ (984,428)	€ (3,343)